Equity (Details) - USD ($)												6 Months Ended
		Mar. 30, 2026	Mar. 18, 2026	Nov. 24, 2025	Jul. 01, 2025	May 14, 2025	Apr. 07, 2025	Mar. 13, 2025	Oct. 16, 2024	Dec. 17, 2023	Mar. 20, 2023	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Jul. 17, 2025	Jan. 27, 2025	Jan. 19, 2025	Dec. 18, 2024	Nov. 07, 2024	Oct. 11, 2024	Sep. 18, 2024	Mar. 24, 2022
Equity [Line Items]
Share split description											1:4000
Net proceeds amount (in Dollars)												$ 1,500,000
Authorized share capital divided value (in Dollars)							$ 2,500,000									$ 2,500,000
Convertible notes with accrued interest (in Dollars)					$ 10,881,492
Converted shares (in Shares)					4,512,500
Convertible shares issued (in Shares)					930,000
Converted amount (in Dollars)
Percentage of registered capital												50.00%
Net assets (in Dollars)												$ 1,206,886		$ 1,206,886
Convertible Promissory Notes [Member]
Equity [Line Items]
Conversion price															$ 0.494			$ 0.24
Securities Purchase Agreement [Member]
Equity [Line Items]
Ordinary shares par value									$ 0.00025
Original issue discount (in Dollars)									$ 800,000
Aggregate ordinary shares (in Shares)									9,300,000
Purchase price						$ 0.5
Conversion price															$ 0.494
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized (in Shares)											200,000,000	200,000,000
Ordinary shares par value											$ 0.00025	$ 0.00025
Ordinary shares issued (in Shares)																						20,000,000
Authorized share capital (in Dollars)											$ 50,000
Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Equity [Line Items]
Ordinary shares par value						$ 0.0025
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve												10.00%
Securities Purchase Agreement [Member] | Convertible Promissory Notes [Member]
Equity [Line Items]
Aggregate principal amount (in Dollars)									$ 10,830,000
Bearing interest rate									8.00%
Conversion price					$ 2.4													$ 0.24
Purchase Agreement [Member]
Equity [Line Items]
Purchase price			$ 0.6
Gross proceeds (in Dollars)			$ 500,000
Sale of stock (in Shares)		30,000,000
Maximum [Member]
Equity [Line Items]
Consolidated shares (in Shares)							10
Minimum [Member]
Equity [Line Items]
Consolidated shares (in Shares)							1
Statutory surplus reserve												10.00%
IPO [Member]
Equity [Line Items]
Net proceeds amount (in Dollars)										$ 5,356,417
Private Placement [Member] | Securities Purchase Agreement [Member]
Equity [Line Items]
Non-U.S investors (in Dollars)						$ 4
Gross proceeds (in Dollars)						$ 2,000,000
Private Placement [Member] | Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Equity [Line Items]
Ordinary shares issued (in Shares)						4,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized (in Shares)	[1]											998,000,000		998,000,000
Ordinary shares par value	[1]											$ 0.0025		$ 0.0025
Ordinary shares issued (in Shares)	[1]											12,569,540		10,662,522
Authorized share capital (in Dollars)	[1]											$ 31,423		$ 26,656
Authorized share capital divided value (in Dollars)																$ 50,000
Shares issued (in Shares)																195,000,000
Converted amount (in Dollars)												$ 566,803
Average conversion price per share												$ 1.48
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Repurchase shares (in Shares)																	2,000,000
Class A Ordinary Shares [Member] | Convertible Promissory Notes [Member]
Equity [Line Items]
Ordinary shares par value																					$ 0.00025
Aggregate principal amount (in Dollars)																					$ 10,830,000
Bearing interest rate															10.00%
Class A Ordinary Shares [Member] | Convertible Notes [Member]
Equity [Line Items]
Converted shares (in Shares)												384,030
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value					$ 0.0025			$ 0.00025								$ 0.00025	$ 0.00025
Ordinary shares issued (in Shares)							20,000,000									9,980,000,000
Offering shares (in Shares)	[2]											1,522,988
Authorized share capital divided value (in Dollars)							$ 2,500,000
Purchase price				$ 1.45
Convertible shares issued (in Shares)	[2]
Sale of stock (in Shares)					689,655
Converted amount (in Dollars)
Class A Ordinary Shares [Member] | Share Capital Reorganization [Member]
Equity [Line Items]
Ordinary shares par value																				$ 0.00025
Ordinary shares issued (in Shares)																				195,000,000
Share capital reorganization (in Shares)																				21,500,000
Authorized share capital divided value (in Dollars)																				$ 50,000
Shares divided (in Shares)																				200,000,000
Class A Ordinary Shares [Member] | Share Capital Reorganization [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value																				$ 0.00025
Authorized share capital divided value (in Dollars)																				$ 50,000
Class A Ordinary Shares [Member] | Smart Bloom Global Limited [Member]
Equity [Line Items]
Stock issued during repurchased shares (in Shares)								2,000,000
Class A Ordinary Shares [Member] | Purchase Agreement [Member]
Equity [Line Items]
Ordinary shares par value			$ 0.0025
Sale of stock (in Shares)			833,333
Class A Ordinary Shares [Member] | Purchase Agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value			$ 0.0025
Purchase price			$ 0.6
Gross proceeds (in Dollars)			$ 500,000
Sale of stock (in Shares)			833,333
Class A Ordinary Shares [Member] | Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued (in Shares)							998,000,000
Class A Ordinary Shares [Member] | Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value							$ 0.00025
Ordinary shares issued (in Shares)							9,980,000,000
Class A Ordinary Shares [Member] | IPO [Member]
Equity [Line Items]
Offering shares (in Shares)										1,500,000
Public offering price										$ 4
Gross proceeds from issuance of public offering (in Dollars)										$ 6,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized (in Shares)	[1]											2,000,000		2,000,000
Ordinary shares par value	[1]											$ 0.0025		$ 0.0025
Ordinary shares issued (in Shares)	[1]											1,000,000		1,000,000
Authorized share capital (in Dollars)	[1]											$ 2,500		$ 2,500
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value							$ 0.0025	$ 0.00025								$ 0.00025	$ 0.00025
Ordinary shares issued (in Shares)							2,000,000	2,000,000								5,000,000
Offering shares (in Shares)	[2]
Public offering price																$ 0.00025
Gross proceeds (in Dollars)				$ 1,000,000
Convertible shares issued (in Shares)	[2]												200,000
Converted amount (in Dollars)													$ 500
Class B Ordinary Shares [Member] | Share Capital Reorganization [Member]
Equity [Line Items]
Ordinary shares par value																				$ 0.00025
Ordinary shares issued (in Shares)																				5,000,000
Authorized shares unissued (in Shares)																				5,000,000
Class B Ordinary Shares [Member] | Share Capital Reorganization [Member] | Ordinary Shares [Member]
Equity [Line Items]
Authorized shares unissued (in Shares)																				173,500,000
Class B Ordinary Shares [Member] | Smart Bloom Global Limited [Member]
Equity [Line Items]
Ordinary shares issued (in Shares)																	2,000,000
Class B Ordinary Shares [Member] | Mr. Wu Zhihua [Member]
Equity [Line Items]
Ordinary shares par value																			$ 0.00025
Ordinary shares issued (in Shares)																			5,000,000
Public offering price																			$ 0.2418
Subscription price																			0.00025
Class B Ordinary Shares [Member] | Mr. Wu Zhihua [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value																			$ 0.00025
Ordinary shares issued (in Shares)																			5,000,000
Class B Ordinary Shares [Member] | Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued (in Shares)																20,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value							$ 0.0025

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).